Real Estate (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Real Estate [Abstract]
Schedule of Real Estate

Real Estate consisted of the following components:

	March 31, 2021	December 31, 2020

Land Held for Development	$28,531,000	$9,532,800
Construction in Progress	6,366,500	9,042,700
Held for Sale	771,500	1,794,800

Real Estate consisted of the following components:

	December 31, 2020	December 31, 2019

Land Held for Development	$9,532,800	$9,707,800
Construction in Progress	9,042,700	12,879,600
Held for Sale	1,794,800	2,239,300